Cash and Cash Equivalents - Additional Information (Detail) - Reserve Bank of India RBI ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents, balance maintained with the RBI to meet the Bank's cash reserve ratio requirement	₨ 244,888.5	$ 3,696.4	₨ 221,889.6
Cash and cash equivalents, description of cash reserve ratio requirement	The cash reserve ratio has to be maintained on an average basis for a two-week period and should not fall below 95% of the required cash reserve ratio on any particular day.